Derivative Financial Instruments (Schedule of Notional Amounts of Foreign Currency Derivatives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Total	$ 902	$ 896